Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax payable	$ 1,629,379	$ 2,400,330
Value added tax payable	1,931,306	1,662,880
Business tax payable	35,130	20,843
Other taxes payable	46,612	61,867
Total taxes payable	$ 3,642,427	$ 4,145,920